                               The Munder Funds
                       Supplement Dated January 28, 2000
                     to Prospectus Dated October 26, 1999
                          Class A, B and C Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real
   Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington
       Healthcare Fund and Munder Framlington International Growth Fund

       PORTFOLIO MANAGEMENT OF MUNDER REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with the Advisor since 1993.

                   PORTFOLIO MANAGEMENT OF MUNDER VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr. Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

                               The Munder Funds
                       Supplement Dated January 28, 2000
                     to Prospectus Dated October 26, 1999
                              Class K Shares of:

Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
 Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-
  Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity
   Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder
  Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond
 Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund,
   Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S.
                          Treasury Money Market Fund

       PORTFOLIO MANAGEMENT OF MUNDER REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with the Advisor since 1993.

                   PORTFOLIO MANAGEMENT OF MUNDER VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr. Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

  PORTFOLIO MANAGEMENT OF MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND AND
                      MUNDER U.S. GOVERNMENT INCOME FUND

   Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

            PORTFOLIO MANAGEMENT OF MUNDER INTERNATIONAL BOND FUND

   Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

                               The Munder Funds
                       Supplement Dated January 28, 2000
                     to Prospectus Dated October 26, 1999
                              Class Y Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season
  Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value
   Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global
      Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate
Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free
  Short-Intermediate Bond Fund, Munder Short Term Treasury Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund
                  and Munder U.S. Treasury Money Market Fund

       PORTFOLIO MANAGEMENT OF MUNDER REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with the Advisor since 1993.

                   PORTFOLIO MANAGEMENT OF MUNDER VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

  PORTFOLIO MANAGEMENT OF MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND AND
                      MUNDER U.S. GOVERNMENT INCOME FUND

   Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

            PORTFOLIO MANAGEMENT OF MUNDER INTERNATIONAL BOND FUND

   Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

          ADDITION OF CO-MANAGER FOR MUNDER SHORT TERM TREASURY FUND

   Tom O'Rourke has been appointed co-manager of the Short Term Treasury Fund. Mr. O'Rourke has managed short term institutional portfolios for the Advisor since 1998. Prior to joining the Advisor, Mr. O'Rourke was employed by Kmart Corporation as a manager of corporate finance. Mr O'Rourke managed a fixed income portfolio for the corporation's pension plan, as well as managing the corporation's stable value portfolio for their 401(K) plan.

                               The Munder Funds
                       Supplement Dated January 28, 2000
                     to Prospectus Dated October 26, 1999
                          Class A, B and C Shares of:

  Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund,
     Munder Tax-Free Bond Fund and Munder Tax-Free Intermediate Bond Fund

  PORTFOLIO MANAGEMENT OF MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND AND
                          MUNDER U.S. GOVERNMENT FUND

   Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

            PORTFOLIO MANAGEMENT OF MUNDER INTERNATIONAL BOND FUND

   Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

                                The Munder Funds
                       Supplement Dated January 28, 2000
                      to Prospectus Dated October 26, 1999
                            Class A and B Shares of:

    Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR ALL-SEASON CONSERVATIVE FUND,
            ALL-SEASON MODERATE FUND AND ALL-SEASON AGGRESSIVE FUND

   The All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund are each managed by a committee of professional portfolio managers of the Advisor.

                                The Munder Funds
                       Supplement Dated January 28, 2000
                      to Prospectus Dated October 26, 1999
                               Class Y Shares of:

    Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR ALL-SEASON CONSERVATIVE FUND,
            ALL-SEASON MODERATE FUND AND ALL-SEASON AGGRESSIVE FUND

   The All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund are each managed by a committee of professional portfolio managers of the Advisor.

                                The Munder Funds
                       Supplement Dated January 28, 2000
                      to Prospectus Dated October 26, 1999
                         Michigan Municipal Shares of:

                        Munder Short Term Treasury Fund

           ADDITION OF CO-MANAGER FOR MUNDER SHORT TERM TREASURY FUND

   Tom O'Rourke has been appointed co-manager of the Short Term Treasury Fund. Mr O'Rourke has managed short term institutional portfolios for the Advisor since 1998. Prior to joining the Advisor, Mr. O'Rourke was employed by Kmart Corporation as a manager of corporate finance. Mr. O'Rourke managed a fixed income portfolio for the corporation's pension plan, as well as managing the corporation's stable value portfolio for their 401(k) plan.